Accounts payable and accrued liabilities (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 2,200,219	$ 1,637,008
Accrued expenses	1,428,089	1,500,002
Taxes payable	412,667	369,314
Employee incentive payable	117,424	155,281
Other employee payables	976,749	1,056,857
Other current liabilities	65,824	64,950
Total	$ 5,200,972	$ 4,783,412